Income tax benefit/(expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current tax
Current tax	$ 0	$ 0
Total current tax (benefit)/expense	0	0
Deferred tax
Decrease/(Increase) in deferred tax assets	969	364
(Decrease)/increase in deferred tax liabilities	(524)	(152)
Total deferred tax (benefit)/expense	445	212
Income tax (benefit)/expense	$ 445	$ 212